Related party transactions and balances	12 Months Ended
Dec. 31, 2019
Related party transactions and balances
Related party transactions and balances

23.  Related party transactions and balances

Continued operations

Balances with related parties at December 31 are as follows:

	2019
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	2,953	—	—
Villar Mir Energía, S.L.U.	2,247	—	—	2,022
Espacio Information Technology, S.A.U.	—	—	—	2,651
Other related parties	—	2	—	157
Total	2,247	2,955	—	4,830

	2018
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	2,953	—	7
Grupo Villar Mir, S.A.U.	—	79	—	—
Enérgya VM Generación, S.L	—	(1)	—	—
Villar Mir Energía, S.L.U.	2,288	33	—	8,941
Espacio Information Technology, S.A.U.	—	—	—	1,514
Blue Power Corporation, S.L.	—	—	—	134
Other related parties	—	2	—	461
Total	2,288	3,066	—	11,057

The loan granted to Inmobiliaria Espacio, S.A. accrues a market interest and has a maturity in the short-term that is renewed tacitly upon maturity, unless the parties agreed it’s repaid until maturity, extended it automatically for one year.

The balance with the other related parties arose as a result of the commercial transactions performed with them (see explanation of main transactions below).

Discontinued operations

At 31 December, 2019, there were not discontinued operations considered with Related Parties. At 31 December, 2018, Balances with related parties were as follows:

	2018
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Enérgya VM Generación, S.L	—	11,154	—	70
Villar Mir Energía, S.L.U.	—	5	—	—
Other related parties	—	—	—	2
Total	—	11,159	—	72

Continued operations

Transactions with related parties in 2019, 2018 and 2017 are as follows:

	2019
	Sales and		Other	Finance
	Operating		Operating	Income
	Income	Cost of Sales	Expenses	(Note 25.4)
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	1	68
Villar Mir Energía, S.L.U.	—	65,406	681	—
Espacio Information Technology, S.A.U.	—	—	3,566	—
Enérgya VM Generación, S.L	1	—	1	—
Enérgya VM Gestión, S.L	—	1	89	—
Aurinka	—	—	3,206	—
Other related parties	143	—	7	—
Total	144	65,407	7,551	68

	2018
	Sales and		Other	Finance
	Operating		Operating	Income
	Income	Cost of Sales	Expenses	(Note 25.4)
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	6	72
Villar Mir Energía, S.L.U.	—	99,939	803	—
Espacio Information Technology, S.A.U.	—	—	4,226	—
Enérgya VM Generación, S.L	11,874	—	48	—
Enérgya VM Gestión, S.L	—	—	76	—
Other related parties	20	—	119	—
Total	11,894	99,939	5,278	72

	2017
	Sales and		Other	Finance
	Operating		Operating	Income
	Income	Cost of Sales	Expenses	(Note 25.4)
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	2	70
Villar Mir Energía, S.L.U.	—	94,049	1,697	—
Espacio Information Technology, S.A.U.	—	—	3,807	—
Enérgya VM Generación, S.L	7,420	—	112	—
Enérgya VM Gestión, S.L	—	—	14	—
Other related parties	—	—	1,440	154
Total	7,420	94,049	7,072	224

“Cost of sales” of the related parties vis-à-vis Villar Mir Energía, S.L.U. relates to the purchase of energy from the latter by the Company’s Electrometallurgy – Europe segment. FerroAtlántica pays VM Energía a service charge in addition to paying for the cost of energy purchase from the market. Under contracts entered into with FAU on June 22, 2010 and December 29, 2010 (assigned to FerroAtlántica de Boo, S.L.U. (“FAU Boo”) and to FerroAtlántica de Sabon, S.L.U. (“FAU Sabon”) in August 2019 in anticipation of the FAU Disposal), and with Hidro Nitro Española on December 27, 2012 (assigned to FerroAtlántica del Cinca when Hidro Nitro Española was sold in December 2018), VM Energía supplies the energy needs of the Boo, Sabón and Monzón electrometallurgy facilities, as a broker for FAU (now FAU Boo or FAU Sabon, as appropriate) and Hidro Nitro Española (now FerroAtlántica del Cinca) in the wholesale power market. The contracts allow FAU (now FAU Boo or FAU Sabon, as appropriate) and Hidro Nitro Española (now FerroAtlántica del Cinca) to buy energy from the grid at market conditions without incurring costs normally associated with operating in the complex wholesale power market, as well as to apply for fixed price arrangements in advance from VM Energía, based on the energy markets for the power, period and profile applied for. For the fiscal year ended December 31, 2019, FAU Boo, FAU Sabon and FerroAtlantica del Cinca’s obligations to make payments to VM Energía under their respective agreements for the purchase of energy plus the service charge amounted to $27,355 thousand, $16,939 thousand and $20,736 thousand, respectively. For the period from January 1, 2019 to August 30, 2019  FAUs  obligations to make payments to VM Energía under their respective agreements for the purchase of energy plus the service charge amounted to $376 thousand.

For the fiscal years ended December 31, 2018 and 2017, FAU and Hidro Nitro Española’s obligations to make payments to VM Energía under their respective agreements – for the purchase of energy plus the service charge – amounted to $99,939 thousand and $94,949 thousand, respectively. These contracts are similar to contracts FerroAtlántica signs with other third-party brokers.

“Other operating expenses” relates to service fees paid to Espacio Information Technology, S.A.U. for managing and maintenance services rendered related, basically, to the enterprise resource planning (‘ERP’) that some Company entities use; and other IT development projects. Additionally, in 2019 FerroAtlántica paid the sum of $2,800 thousand to Aurinka in satisfaction of any claim Aurinka PV might otherwise have in relation to the termination of the Solar JV.

“Sales and operating income” relates mainly to sales from Hidro Nitro Española to Enérgya VM for the sales made by its hydroelectric plant of $11,874 thousand and $7,419 thousand for the fiscal years ended December 31, 2018 and 2017,  Hidro Nitro Española was sold out of the Company on December 31, 2018. FerroAtlántica sales to Enérgya VM for the sales made by its hydroelectric plant of $31,898 thousand and $9,803 thousand for the fiscal years ended December 31, 2018 and 2017.

During 2018 and 2017, under the solar joint venture agreement FerroAtlántica and other subsidiaries have purchased property, plant and equipment of $4,252 thousand and $3,611 thousand  respectively, from Aurinka and Blue Power Corporation, S.L. In July 2019, the Solar JV was unwound. See “Item 7.B.—Related Party Transactions—Aurinka and the Solar JV.”

Discontinued operations

Transactions with related parties in 2019, 2018 and 2017 are as follows:

	2019
	Sales and		Other
	Operating		Operating
	Income	Cost of Sales	Expenses
	US$'000	US$'000	US$'000
Villar Mir Energía, S.L.U.	—	—	373
Enérgya VM Generación, S.L	12,635	—	117
Enérgya VM Gestión, S.L	—	66	—
Total	12,635	66	490

	2018
	Sales and		Other
	Operating		Operating
	Income	Cost of Sales	Expenses
	US$'000	US$'000	US$'000
Villar Mir Energía, S.L.U.	—	—	664
Enérgya VM Generación, S.L	31,898	—	224
Enérgya VM Gestión, S.L	—	42	43
Total	31,898	42	931

	2017
	Sales and		Other
	Operating		Operating
	Income	Cost of Sales	Expenses
	US$'000	US$'000	US$'000
Villar Mir Energía, S.L.U.	—	—	1,665
Enérgya VM Generación, S.L	9,802	—	114
Enérgya VM Gestión, S.L	—	—	8
Total	9,802	—	1,787